Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Notes To Consolidated Financial Statements
Commitments and Contingencies Disclosure

11. Commitments and Contingencies

(a) Commitments under Shipbuilding Contracts and Memorandums of Agreement (“MoAs”)

As of December 31, 2013 the Company had commitments under four shipbuilding contracts and six MoAs for the acquisition of ten newbuilds. The Company expects to settle these commitments as follows:

	Due to Shipyards /	Due to
Year Ending December 31	Sellers	Manager	Total
2014	$110,016	$3,100	$113,116
2015	121,496	4,026	125,522
2016	20,894	577	21,471
Total	$252,406	$7,703	$260,109

(b)       Other contingent liabilities

The Company and its Subsidiaries have not been involved in any legal proceedings other than an arbitration legal proceeding in relation to the cancellation of the acquisition of newbuild Hull J0131 under the Shipyard Agreement, as discussed in Note 4, that may have, or have had, a significant effect on their business, financial position, results of operations or liquidity, nor is the Company aware of any proceedings that are pending or threatened that may have a significant effect on its business, financial position, results of operations or liquidity. From time to time various claims, suits and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, shipyards, insurance providers and other claims relating to the operation of the Company's vessels. Management is not aware of any material claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Management is not aware of any such claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. A maximum of $1,000,000 of the liabilities associated with the individual vessel actions, mainly for sea pollution, is covered by P&I Club insurance.

(c)       Contingent gain

In relation to the cancellation of the Shipyard Agreement discussed in Note 4, the Company expects, based on the facts and circumstances surrounding the cancellation of the construction of the vessel due to delays in the construction process and on the basis of legal advice received from legal counsel, to record a gain when cash is received which as of December 31, 2013 amounted to $3,188, on successful settlement of the legal case, which represents accrued interest income of $4,153 on the advances paid to Shipyard, net of capitalized expenses of $887, related to vessel's construction and of legal expenses incurred related to the cancellation of $78.

(d)       Credit facilities

i.        In July 2013, the Company accepted a commitment letter from a bank for a credit facility for up to $50,000, to be used to finance part of the purchase price of Lake Despina (Hull 8126) and of Hull 1660 and also for general corporate purposes. The credit facility comprises a term loan tranche of up to $15,000 and a reducing revolving tranche of up to $35,000. The credit facility is repayable over five years in 10 semi-annual consecutive installments commencing six months after drawdown and a balloon payment payable with the final installment.

ii.       In September 2013, the Company accepted a commitment letter from a bank for a credit facility for up to $13,000, to be used to refinance part of the purchase price of the Pedhoulas Commander and also for general corporate purposes. The credit facility comprises a term loan tranche of up to $4,875 and a reducing revolving tranche of up to $8,125. The credit facility is repayable over five years in 10 semi-annual consecutive installments commencing six months after drawdown and a balloon payment payable with the final installment.